Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 1,113,278	$ 1,145,291
Subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,081,755	1,110,198
Non-subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	31,523	35,093
United States
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	812,870	833,864
International
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	300,408	311,427
Direct revenue from subscribers | Subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	993,685	1,018,132
Professional services | Subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	14,189	15,188
Reseller revenue | Subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	73,881	76,878
MDF | Non-subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	8,524	9,240
Premium domains | Non-subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	17,566	20,109
Domain parking and monetization | Non-subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	5,433	5,744
Web presence
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	702,606	735,239
Web presence | Subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	671,737	700,755
Web presence | Non-subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	30,869	34,484
Digital marketing
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	410,672	410,052
Digital marketing | Subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	410,018	409,443
Digital marketing | Non-subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	654	609
Digital marketing | United States
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	379,516	376,974
Digital marketing | International
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	31,156	33,078
Digital marketing | Direct revenue from subscribers | Subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	404,722	404,533
Digital marketing | Professional services | Subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,611	1,373
Digital marketing | Reseller revenue | Subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	3,685	3,537
Digital marketing | MDF | Non-subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	654	609
Digital marketing | Premium domains | Non-subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Digital marketing | Domain parking and monetization | Non-subscriber revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 0	$ 0